Restatement of Previously Issued Financial Statements (Details)	12 Months Ended
Dec. 31, 2020 USD ($)
Condensed Financial Information Disclosure [Abstract]
Shareholders’ equity greater value	$ 5,000,000
Net Tangible Asset	5,000,001
Shares not subject to redemption	$ 5,000,000